Commitments and Contingencies - Payments to Duke under the license agreement (Details) - Yale university - Humacyte, Inc. - USD ($) $ in Millions	1 Months Ended		6 Months Ended
	Aug. 31, 2019	Feb. 28, 2014	Jun. 30, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestone payments upon achievement of certain regulatory milestones			$ 0.2
Milestone payments upon achievement of certain commercial milestones			$ 0.6
License agreement
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Threshold notice period required to terminate the agreement			90 days
License agreement related to coatings for small diameter vessels to inhibit clotting
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Collaborative Arrangement, Maximum Annual Maintenance Fee	$ 0.1	$ 0.1
License agreement related to bioartificial vascular pancreas
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Collaborative Arrangement, Maximum Annual Maintenance Fee			$ 0.1
License agreement related to tubular prostheses
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Collaborative Arrangement, Maximum Annual Maintenance Fee	$ 0.1